Subsequent Events	9 Months Ended	12 Months Ended
	Nov. 30, 2022	Feb. 28, 2022
Subsequent Events [Abstract]
Subsequent Events	Note 14 - Subsequent Events Except for the above, the Company has determined that it does not have any material subsequent events to disclose in these consolidated financial statements.	Note 15 – Subsequent Events Except for the above, the Company has determined that it does not have any material subsequent events to disclose in these consolidated financial statements.